Property and Equipment, Net - Summary of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 CNY (¥)
Property Plant and Equipment [Line Items]
Construction in progress	¥ 5,101	$ 810	¥ 729
Total	16,850	2,671	56,929
Less: accumulated depreciation	8,207	1,301	41,125
Property and equipment, net	8,643	1,370	15,804
Leasehold Improvement
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	5,283	837	41,029
Motor Vehicles
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	2,892	458	2,819
Electronic Equipment
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	2,368	375	5,281
Office Equipment & Furniture
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	¥ 1,206	$ 191	¥ 7,071